Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposures	£ 294,877	£ 306,284
Loss allowance	992
Loss allowance		1,005
Provisions	402	378
Total ECL	£ 992	£ 1,005
Coverage ratio	0.30%	0.30%
Retail mortgage offers in pipeline	£ 3,300	£ 2,800
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	263,449	274,448
Loss allowance	£ 914
Gross write-offs		156
Loss allowance		£ 931
Coverage ratio	0.30%	0.30%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 31,428	£ 31,836
Gross write-offs		156
Provisions	£ 78	£ 74
Coverage ratio	0.20%	0.20%
Customer loans | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 203,100	£ 215,700
Loans and advances to banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	1,100	1,000
Sovereign assets measured at amortized cost | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	12,600	7,500
Financial assets measured at fair value through other comprehensive income | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	8,500	6,000
Cash and balances at central banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	38,200	44,200
Retail and Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	179,887	191,836
Loss allowance	£ 499
Gross write-offs		113
Loss allowance		£ 502
Coverage ratio	0.30%	0.30%
Retail and Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 22,090	£ 21,721
Gross write-offs		0
Provisions	£ 43	£ 42
Coverage ratio	0.20%	0.20%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	£ 70
Gross write-offs	23	£ 19
Loss allowance		67
Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	5,228	5,384
Loss allowance	£ 70
Gross write-offs		19
Loss allowance		£ 67
Coverage ratio	1.30%	1.20%
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 356
Gross write-offs		0
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	£ 380
Loss allowance		£ 393
Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	17,939	18,518
Loss allowance	£ 345
Gross write-offs		24
Loss allowance		£ 362
Coverage ratio	1.90%	2.00%
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 9,338	£ 9,759
Gross write-offs		0
Provisions	£ 35	£ 32
Coverage ratio	0.40%	0.30%
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0
Loss allowance		£ 0
Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	60,395	58,710
Loss allowance	£ 0
Gross write-offs		0
Loss allowance		£ 0
Coverage ratio	0.00%	0.00%
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Gross write-offs		0
Provisions	£ 0
Coverage ratio	0.00%
Stage 1
Disclosure of credit risk exposure [line items]
Exposures	£ 268,211	284,428
Total ECL	£ 170	£ 170
Coverage ratio	0.10%	0.10%
Stage 1 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 237,869	£ 253,587
Loss allowance	£ 142
Loss allowance		£ 144
Coverage ratio	0.10%	0.10%
Stage 1 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 30,342	£ 30,841
Provisions	£ 28	£ 26
Coverage ratio	0.10%	0.10%
Stage 1 | Retail and Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 158,782	£ 175,365
Loss allowance	£ 57
Loss allowance		£ 56
Coverage ratio	0.00%	0.00%
Stage 1 | Retail and Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 21,597	£ 21,175
Provisions	£ 16	£ 12
Coverage ratio	0.10%	0.10%
Stage 1 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 4,870	£ 5,005
Loss allowance	£ 21
Loss allowance		£ 19
Coverage ratio	0.40%	0.40%
Stage 1 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 356
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 13,822	£ 14,507
Loss allowance	£ 64
Loss allowance		£ 69
Coverage ratio	0.50%	0.50%
Stage 1 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 8,745	£ 9,310
Provisions	£ 12	£ 14
Coverage ratio	0.10%	0.20%
Stage 1 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 60,395	£ 58,710
Loss allowance	£ 0
Loss allowance		£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 23,595	19,127
Loss allowance	461
Loss allowance		516
Total ECL	£ 461	£ 516
Coverage ratio	2.00%	2.70%
Stage 2 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 22,614	£ 18,225
Loss allowance	£ 421
Loss allowance		£ 477
Coverage ratio	1.90%	2.60%
Stage 2 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 981	£ 902
Provisions	£ 40	£ 39
Coverage ratio	4.10%	4.30%
Stage 2 | Retail and Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 18,866	£ 14,399
Loss allowance	£ 273
Loss allowance		£ 295
Coverage ratio	1.40%	2.00%
Stage 2 | Retail and Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 434	£ 490
Provisions	£ 26	£ 28
Coverage ratio	6.00%	5.70%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 330	£ 350
Loss allowance	30
Loss allowance		27
Stage 2 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	330	350
Loss allowance	£ 30
Loss allowance		£ 27
Coverage ratio	9.00%	7.70%
Stage 2 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 3,418	£ 3,476
Loss allowance	118
Loss allowance		155
Stage 2 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	3,418	3,476
Loss allowance	£ 118
Loss allowance		£ 155
Coverage ratio	3.50%	4.50%
Stage 2 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 547	£ 412
Provisions	£ 14	£ 11
Coverage ratio	2.50%	2.70%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	0
Loss allowance		0
Stage 2 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0
Loss allowance		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposures	£ 3,071	2,729
Total ECL	£ 361	£ 319
Coverage ratio	11.80%	11.70%
Stage 3 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,966	£ 2,636
Loss allowance	£ 351
Loss allowance		£ 310
Coverage ratio	11.80%	11.80%
Stage 3 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 105	£ 93
Provisions	£ 10	£ 9
Coverage ratio	10.40%	9.70%
Stage 3 | Retail and Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,239	£ 2,072
Loss allowance	£ 169
Loss allowance		£ 151
Coverage ratio	7.50%	7.30%
Stage 3 | Retail and Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 59	£ 56
Provisions	£ 1	£ 2
Coverage ratio	2.80%	3.60%
Stage 3 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 28	£ 29
Loss allowance	£ 19
Loss allowance		£ 21
Coverage ratio	68.50%	72.40%
Stage 3 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 745	£ 572
Stage 3 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	699	535
Loss allowance	£ 163
Loss allowance		£ 138
Coverage ratio	23.40%	25.80%
Stage 3 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 46	£ 37
Provisions	£ 9	£ 7
Coverage ratio	20.20%	18.90%
Stage 3 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0
Loss allowance		£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%